Segment Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Information regarding operating segments
Commissions and fees									$ 3,767	$ 3,633	$ 3,458
Gross Investment Income, Operating									16	15	18
Other income									19	7	4
Total Revenues	$ 958	$ 812	$ 935	$ 1,097	$ 919	$ 795	$ 890	$ 1,051	3,802	3,655	3,480
Operating Income (Loss)									647	663	(225)
International [Member]
Information regarding operating segments
Commissions and fees										948	894
Gross Investment Income, Operating										7	8
Other income										0	0
Total Revenues										955	902
Depreciation and amortization										22	22
Operating Income (Loss)										181	$ 168
North America [Member]
Information regarding operating segments
Commissions and fees									1,318
Gross Investment Income, Operating									1	$ 2
Other income									4
Total Revenues									1,323
Depreciation and amortization									68
Operating Income (Loss)									$ 232